Leases (Details) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($) Option
Leases
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor
Operating lease, right of use assets | $	$ 7.0		$ 11.7
Operating expenses
Leases
Operating Lease Costs | $	$ 0.3	$ 2.3	$ 3.1
Real estate on lease | Minimum
Leases
Number of options to renew | Option			1
Extension term of lease			5 years
Real estate on lease | Maximum
Leases
Number of options to renew | Option			2
Extension term of lease			10 years